Leases (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Amortization of lease assets	[1]	$ 398	$ 386
Interest on lease liabilities	[2]	70	65
Operating lease cost	[1]	2,795	2,273
Short-term and variable lease cost	[1]		8
Total lease cost		$ 3,263	$ 2,732	[1]

[1]	Included in “cost of revenue” and “selling, general and administrative expenses” in the Consolidated carve-out Statement of comprehensive Income.
[2]	Included in “interest income (expense), net” in the Consolidated carve-out Statement of comprehensive Income.